Other Current Liabilities - Summary of Other Current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Miscellaneous current liabilities [abstract]
Contract liabilities	₨ 45,773.8	$ 661.9	₨ 37,562.7
Statutory dues	39,139.0	566.0	31,768.3
Others	3,728.1	53.9	2,719.7
Total	₨ 88,640.9	$ 1,281.8	₨ 72,050.7